Commitments and Contingencies - Additional Information (Detail)			1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 02, 2017 USD ($)	Feb. 01, 2017	Feb. 29, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012	Nov. 30, 2011 ft²
Loss Contingencies [Line Items]
Lease expiration date		Mar. 31, 2017			Jul. 31, 2020
Total rent expense					$ 1,272,000	$ 1,272,000
Unconditional purchase commitment aggregate amount			$ 1,062,500	$ 625,000	812,500
Unconditional purchase commitment, quarterly payment amount			62,500		$ 812,500
Unconditional purchase commitment payment terms				Quarterly	Quarterly
Unconditional purchase commitment period				May 31, 2020	May 31, 2020
Total payments for future sales tax and maintenance obligations				$ 328,117	$ 172,820
Minimum [Member]
Loss Contingencies [Line Items]
Unconditional purchase commitment, quarterly payment amount			$ 62,500
San Diego California Facility [Member]
Loss Contingencies [Line Items]
Lease expiration date		Mar. 31, 2017			Oct. 31, 2018
Initial lease term							8 years
Leased facility, expansion of original premises | ft²								9,849
Equipment Financings [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Total proceeds from equipment financing commitment	$ 150,848